Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP SSGA Global Tactical Allocation Managed Volatility Fund Supplement Dated August 20, 2021 to the Prospectus dated May 1, 2021
This Supplement updates certain information in the Prospectus for the LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1‑800‑4LINCOLN (454‑6265) or at www.lfg.com/lvip.
Effective immediately:

1.	All references to, and information regarding, Timothy Furbush, in the Prospectus, are deleted in their entirety.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP SSGA Global Tactical Allocation Managed Volatility Fund Supplement Dated August 20, 2021 to the Prospectus dated May 1, 2021
This Supplement updates certain information in the Prospectus for the LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1‑800‑4LINCOLN (454‑6265) or at www.lfg.com/lvip.
Effective immediately:

1.	All references to, and information regarding, Timothy Furbush, in the Prospectus, are deleted in their entirety.